Consolidated Statements of Stockholders Equity (USD $) In Thousands, except Share data	Total USD ($)	Voting common stock outstanding [Member]	Voting common stock [Member] USD ($)	Additional paid-in capital [Member] USD ($)	Retained earnings (Accumulated deficit) [Member] USD ($)	Accumulated other comprehensive income (loss) [Member] USD ($)
Beginning Balance at Mar. 27, 2010	$ 18,387		$ 60,895	$ 15,728	$ (63,840)	$ 5,604
Beginning Balance, Shares at Mar. 27, 2010		11,390,377
Net income (loss)	(7,746)				(7,746)
Cumulative translation adjustment	675					675
Total comprehensive income	(7,071)
Compensation expense resulting from stock options granted to Management	19			19
Exercise of stock options
Exercise of stock options, Shares	128	128
Compensation expense resulting from amendment of previously granted stock options to employees	5			5
Ending Balance at Mar. 26, 2011	11,340		60,895	15,752	(71,586)	6,279
Ending Balance, Shares at Mar. 26, 2011	11,390,505	11,390,505
Net income (loss)	219				219
Cumulative translation adjustment	(11)					(11)
Total comprehensive income	208
Compensation expense resulting from stock options granted to Management	79			79
Exercise of stock options	1		1
Exercise of stock options, Shares	1,080	1,080
Ending Balance at Mar. 31, 2012	11,628		60,896	15,831	(71,367)	6,268
Ending Balance, Shares at Mar. 31, 2012	11,391,585	11,391,585
Net income (loss)	1,513				1,513
Cumulative translation adjustment	(501)					(501)
Total comprehensive income	1,012
Compensation expense resulting from stock options granted to Management	118			118
Issuance of Class A shares for stock rights offering, net of taxes of $0	3,593		3,593
Issuance of Class A shares for stock rights offering, net of taxes of $0 , Shares	3,442,026	3,442,026
Ending Balance at Mar. 30, 2013	$ 16,351		$ 64,489	$ 15,949	$ (69,854)	$ 5,767
Ending Balance, Shares at Mar. 30, 2013	14,833,611	14,833,611